UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: September 30,

Date of reporting period: June 30, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON PARTNERS SMALL CAP VALUE FUND

FORM N-Q

JUNE 30, 2008

LEGG MASON PARTNERS SMALL CAP VALUE FUND

Schedule of Investments (unaudited)	June 30, 2008

SHARES	SECURITY	VALUE
COMMON STOCKS - 96.4%
CONSUMER DISCRETIONARY - 12.6%
Auto Components - 2.8%
222,300	Cooper Tire & Rubber Co.	$1,742,832
128,247	Sauer-Danfoss Inc.	3,994,894
89,610	Superior Industries International Inc.	1,512,617
45,400	WABCO Holdings Inc.	2,109,284

	Total Auto Components	9,359,627

Diversified Consumer Services - 0.8%
92,298	Steiner Leisure Ltd. *	2,616,648

Hotels, Restaurants & Leisure - 1.4%
49,200	Brinker International Inc.	929,880
319,030	O’Charleys Inc.	3,209,442
102,000	Ruby Tuesday Inc.	550,800

	Total Hotels, Restaurants & Leisure	4,690,122

Household Durables - 3.8%
351,313	Furniture Brands International Inc.	4,693,542
73,753	Snap-on Inc.	3,835,893
124,800	Tupperware Brands Corp.	4,270,656

	Total Household Durables	12,800,091

Leisure Equipment & Products - 0.3%
84,960	Callaway Golf Co.	1,005,077

Multiline Retail - 0.4%
122,684	Dillard’s Inc., Class A Shares	1,419,454

Specialty Retail - 2.1%
40,666	Buckle Inc.	1,859,656
196,714	Cato Corp., Class A Shares	2,801,207
130,600	Lithia Motors Inc., Class A Shares	642,552
240,638	West Marine Inc. *	986,616
43,500	Williams-Sonoma Inc.	863,040

	Total Specialty Retail	7,153,071

Textiles, Apparel & Luxury Goods - 1.0%
193,477	Timberland Co., Class A Shares *	3,163,349

	TOTAL CONSUMER DISCRETIONARY	42,207,439

CONSUMER STAPLES - 4.1%
Food & Staples Retailing - 1.8%
186,100	Casey’s General Stores Inc.	4,311,937
54,350	Weis Markets Inc.	1,764,745

	Total Food & Staples Retailing	6,076,682

Food Products - 1.8%
614,095	Del Monte Foods Co.	4,360,074
89,300	Smithfield Foods Inc. *	1,775,284

	Total Food Products	6,135,358

Household Products - 0.5%
401,420	Central Garden and Pet Co., Class A Shares *	1,645,822

	TOTAL CONSUMER STAPLES	13,857,862

ENERGY - 7.6%
Energy Equipment & Services - 4.2%
323,600	ION Geophysical Corp. *	5,646,820
74,890	National-Oilwell Varco Inc. *	6,644,241
54,173	Superior Well Services Inc. *	1,717,826

	Total Energy Equipment & Services	14,008,887

Oil, Gas & Consumable Fuels - 3.4%
159,652	Denbury Resources Inc. *	5,827,298

See Notes to Schedule of Investments.

LEGG MASON PARTNERS SMALL CAP VALUE FUND

Schedule of Investments (unaudited) (continued)	June 30, 2008

SHARES	SECURITY	VALUE
Oil, Gas & Consumable Fuels - 3.4% (continued)
84,022	XTO Energy Inc.	$5,756,347

	Total Oil, Gas & Consumable Fuels	11,583,645

	TOTAL ENERGY	25,592,532

FINANCIALS - 18.2%
Capital Markets - 0.1%
55,900	Thomas Weisel Partners Group Inc.*	305,773

Commercial Banks - 6.6%
299,475	Cascade Financial Corp.	1,949,582
170,378	Central Pacific Financial Corp.	1,816,229
124,291	City Bank	1,068,903
38,800	City National Corp.	1,632,316
76,228	Cullen/Frost Bankers Inc.	3,799,966
450,951	First Security Group Inc.	2,516,307
54,509	IBERIABANK Corp.	2,424,015
47,053	PAB Bankshares Inc.	386,302
43,300	SVB Financial Group *	2,083,163
29,700	Tompkins Trustco Inc.	1,104,840
265,900	UCBH Holdings Inc.	598,275
244,895	Umpqua Holdings Corp.	2,970,576

	Total Commercial Banks	22,350,474

Diversified Financial Services - 0.7%
113,596	Financial Federal Corp.	2,494,568

Insurance - 3.7%
134,290	Allied World Assurance Holdings Ltd.	5,320,570
200,861	CNA Surety Corp. *	2,538,883
95,530	EMC Insurance Group Inc.	2,300,362
404,700	Meadowbrook Insurance Group Inc.	2,144,910

	Total Insurance	12,304,725

Real Estate Investment Trusts (REITs) - 7.0%
79,243	American Land Lease Inc.	1,505,617
270,600	Annaly Capital Management Inc.	4,197,006
185,600	BioMed Realty Trust Inc.	4,552,768
131,167	Cousins Properties Inc.	3,029,958
54,896	Duke Realty Corp.	1,232,415
108,324	LaSalle Hotel Properties	2,722,182
48,742	Liberty Property Trust	1,615,797
92,800	Mid-America Apartment Communities Inc.	4,736,512

	Total Real Estate Investment Trusts (REITs)	23,592,255

Thrifts & Mortgage Finance - 0.1%
86,870	PMI Group Inc.	169,397

	TOTAL FINANCIALS	61,217,192

HEALTH CARE - 6.2%
Biotechnology - 1.7%
74,892	iShares Nasdaq Biotechnology Index Fund	5,754,701

Health Care Equipment & Supplies - 0.8%
199,163	National Dentex Corp. *	2,517,421

Health Care Providers & Services - 3.2%
206,921	Cross Country Healthcare Inc. *	2,981,732
126,370	LifePoint Hospitals Inc. *	3,576,271
21,300	Pediatrix Medical Group Inc. *	1,048,599
193,620	RehabCare Group Inc. *	3,103,728

	Total Health Care Providers & Services	10,710,330

Life Sciences Tools & Services - 0.5%
152,600	Enzo Biochem Inc. *	1,712,172

	TOTAL HEALTH CARE	20,694,624

See Notes to Schedule of Investments.

LEGG MASON PARTNERS SMALL CAP VALUE FUND

Schedule of Investments (unaudited) (continued)	June 30, 2008

SHARES	SECURITY	VALUE
INDUSTRIALS - 23.9%
Aerospace & Defense - 2.8%
30,416	DRS Technologies Inc.	$2,394,347
121,648	HEICO Corp., Class A Shares	3,233,404
173,009	Limco-Piedmont Inc. *	749,129
126,394	Orbital Sciences Corp. *	2,977,843

	Total Aerospace & Defense	9,354,723

Air Freight & Logistics - 1.0%
153,920	Pacer International Inc.	3,310,819

Building Products - 2.5%
264,492	Gibraltar Industries Inc.	4,223,937
225,476	Patrick Industries Inc. *	1,688,815
110,100	Simpson Manufacturing Co. Inc.	2,613,774

	Total Building Products	8,526,526

Commercial Services & Supplies - 2.9%
188,696	TrueBlue Inc. *	2,492,674
55,691	United Stationers Inc. *	2,057,783
99,145	Watson Wyatt Worldwide Inc., Class A Shares	5,243,779

	Total Commercial Services & Supplies	9,794,236

Construction & Engineering - 2.0%
50,800	Dycom Industries Inc. *	737,616
115,092	EMCOR Group Inc. *	3,283,575
78,380	Perini Corp. *	2,590,459

	Total Construction & Engineering	6,611,650

Electrical Equipment - 2.0%
50,100	Hubbell Inc., Class B Shares	1,997,487
110,300	Regal-Beloit Corp.	4,660,175

	Total Electrical Equipment	6,657,662

Machinery - 9.4%
139,666	Albany International Corp., Class A Shares	4,050,314
135,831	IDEX Corp.	5,004,014
94,119	Kaydon Corp.	4,838,658
133,876	Kennametal Inc.	4,357,664
68,640	Mueller Industries Inc.	2,210,208
157,580	RBC Bearings Inc. *	5,250,566
120,838	Wabtec Corp.	5,875,143

	Total Machinery	31,586,567

Marine - 1.3%
94,410	Kirby Corp. *	4,531,680

	TOTAL INDUSTRIALS	80,373,863

INFORMATION TECHNOLOGY - 19.4%
Communications Equipment - 4.2%
41,481	Bel Fuse Inc., Class B Shares	1,024,996
97,432	Black Box Corp.	2,649,176
178,930	Digi International Inc. *	1,404,600
385,500	Foundry Networks Inc. *	4,556,610
199,700	Plantronics Inc.	4,457,304

	Total Communications Equipment	14,092,686

Computers & Peripherals - 0.2%
65,847	Rimage Corp. *	815,844

IT Services - 2.0%
209,161	MedQuist Inc. *	1,641,914

See Notes to Schedule of Investments.

LEGG MASON PARTNERS SMALL CAP VALUE FUND

Schedule of Investments (unaudited) (continued)	June 30, 2008

SHARES	SECURITY	VALUE
IT Services - 2.0% (continued)
337,137	Perot Systems Corp., Class A Shares *	$5,060,426

	Total IT Services	6,702,340

Semiconductors & Semiconductor Equipment - 7.9%
618,140	Entegris Inc. *	4,048,817
463,740	Exar Corp. *	3,496,600
328,300	Fairchild Semiconductor International Inc. *	3,850,959
693,000	Kulicke & Soffa Industries Inc. *	5,051,970
194,300	OmniVision Technologies Inc. *	2,349,087
299,000	ON Semiconductor Corp. *	2,741,830
213,600	Verigy Ltd. *	4,850,856

	Total Semiconductors & Semiconductor Equipment	26,390,119

Software - 5.1%
270,853	EPIQ Systems Inc. *	3,846,113
724,030	Lawson Software Inc. *	5,263,698
143,682	McAfee Inc. *	4,889,498
106,900	Sybase Inc. *	3,144,998

	Total Software	17,144,307

	TOTAL INFORMATION TECHNOLOGY	65,145,296

MATERIALS - 2.4%
Construction Materials - 0.2%
7,782	Vulcan Materials Co.	465,208

Containers & Packaging - 1.0%
82,562	AptarGroup Inc.	3,463,476

Metals & Mining - 1.0%
56,680	Carpenter Technology Corp.	2,474,082
15,920	Haynes International Inc. *	916,196

	Total Metals & Mining	3,390,278

Paper & Forest Products - 0.2%
80,800	Louisiana-Pacific Corp.	685,992

	TOTAL MATERIALS	8,004,954

UTILITIES - 2.0%
Electric Utilities - 0.3%
30,797	MGE Energy Inc.	1,004,598

Gas Utilities - 1.7%
79,004	New Jersey Resources Corp.	2,579,481
65,484	Northwest Natural Gas Co.	3,029,290

	Total Gas Utilities	5,608,771

	TOTAL UTILITIES	6,613,369

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT
	(Cost - $312,260,131)	323,707,131

See Notes to Schedule of Investments.

LEGG MASON PARTNERS SMALL CAP VALUE FUND

Schedule of Investments (unaudited) (continued)	June 30, 2008

FACE AMOUNT	SECURITY	VALUE
SHORT-TERM INVESTMENT - 3.8%
Repurchase Agreement - 3.8%
$12,944,000	Interest in 250,000,000 joint tri-party repurchase agreement dated 6/30/08 with Merrill Lynch, Pierce, Fenner & Smith Inc., 2.000% due 7/1/08; Proceeds at maturity - $12,944,719; (Fully collateralized by various U.S. government agency obligations, 3.250% to 9.375% due 2/25/11 to 3/6/37; Market value - $13,202,898) (Cost - $12,944,000)	$12,944,000

	TOTAL INVESTMENTS - 100.2%
	(Cost - $325,204,131#)	336,651,131
	Liabilities in Excess of Other Assets - (0.2)%	(742,963)

	TOTAL NET ASSETS - 100.0%	$335,908,168

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Small Cap Value Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At June 30, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$77,705,884
Gross unrealized depreciation	(66,258,884)

Net unrealized appreciation	$11,447,000

3. Recent Accounting Pronouncements

On September 20, 2006, the Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management has determined that there is no material impact to the Fund’s valuation policies as a result of adopting FAS 157. The Fund will implement the disclosure requirements beginning with its December 31, 2008 Form N-Q.

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	August 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	August 26, 2008

By	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	August 26, 2008